Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	As of June 30, 2022		As of December 31, 2021
	Assets	Liabilities	Assets	Liabilities
ERJ	$256,645	$8,775,560	$220,000	$—
EAH		320,313
Atech	—	464,900	—	—

Total	$256,645	$9,560,773	$220,000	$—

	Operating results - Three Months ended June 30,		Operating results - Six Months ended June 30,
	2022	2021	2022	2021
ERJ	$7,872,317	$—	$14,582,415	$—
Atech	620,455	—	1,374,591	—

Total	$8,492,772	$—	$15,957,006	$—